DEPOSITS	12 Months Ended
Dec. 31, 2014
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 89,590, which approximates USD 100,000, was EUR 136 million at December 31, 2014 (2013: EUR 268 million). At December 31, 2014, interest-bearing deposits with scheduled maturities in excess of one year were EUR 690 million (2013: EUR 555 million).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2013			2014
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,618	525	3,143	2,932	64	2,996
Private sector:
Corporations	5,185	5,187	10,372	5,046	5,910	10,956
Individuals	34,361	11,324	45,685	34,246	12,884	47,130
Interbank	20,915	2,060	22,975	14,667	2,153	16,820
Total interest bearing deposits	63,079	19,096	82,175	56,891	21,011	77,902
Non-interest bearing:
Public sector	313	105	418	228	120	348
Private sector:
Corporations	657	936	1,593	885	1,021	1,906
Individuals	143	1,148	1,291	92	1,191	1,283
Interbank	78	39	117	45	28	73
Total non-interest bearing deposits	1,191	2,228	3,419	1,250	2,360	3,610
Total:
Public sector	2,931	630	3,561	3,160	184	3,344
Private sector:
Corporations	5,842	6,123	11,965	5,931	6,931	12,862
Individuals	34,504	12,472	46,976	34,338	14,075	48,413
Interbank	20,993	2,099	23,092	14,712	2,181	16,893
Total deposits	64,270	21,324	85,594	58,141	23,371	81,512

Included in the above table are interest bearing deposits of EUR 282 million and EUR 16 million for 2013 and 2014 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2013 gains of EUR 5 million and during 2014 losses of EUR (1)  million, relating to fair value changes of these deposits were included in net trading gain/(loss).

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the ECB amounting to EUR 20,700 million and EUR 14,240 million for 2013 and 2014 respectively.